Goodwill and Intangible Assets - Summary of Definite Lived Intangible Assets (Details) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost		$ 2,622	$ 372,619
Accumualted amortization		(264)	(222,671)
Net Carrying amount		2,358	149,948
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		2,622	158,759
Accumualted amortization	$ 1,744	(264)	(75,458)
Net Carrying amount	$ 7,436	$ 2,358	83,301
Supplier Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			137,200
Accumualted amortization			(84,612)
Net Carrying amount			52,588
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			71,300
Accumualted amortization			(58,134)
Net Carrying amount			13,166
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			5,360
Accumualted amortization			(4,467)
Net Carrying amount			$ 893